Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Other Comprehensive Income (Loss)

NOTE 6 - OTHER COMPREHENSIVE INCOME (LOSS)

The following table presents the changes in each component of accumulated other comprehensive loss, net of tax, as of December 31, 2017, 2016 and 2015.

	For the Year Ended December 31, 2017			For the Year Ended December 31, 2016			For the Year Ended December 31, 2015
	Unrealized Gains and Losses on Available for Sale Securities	Defined Benefit Pension Items	Total	Unrealized Gains and Losses on Available for Sale Securities	Defined Benefit Pension Items	Total	Unrealized Gains and Losses on Available for Sale Securities	Defined Benefit Pension Items	Total
Beginning balance	$2,008	$(4,345)	$(2,337)	$3,554	$(4,049)	$(495)	$3,730	$(3,777)	$(47)
Other comprehensive income (loss) before reclassifications	620	553	1,173	(1,533)	(511)	(2,044)	(188)	(449)	(637)
Amounts reclassified from accumulated other comprehensive loss	(8)	247	239	(13)	215	202	12	177	189
Net current-period other comprehensive income (loss)	612	800	1,412	(1,546)	(296)	(1,842)	(176)	(272)	(448)
Reclassification of certain income tax effects from accumulated other comprehensive loss	565	(764)	(199)	—	—	—	—	—	—
Ending balance	$3,185	$(4,309)	$(1,124)	$2,008	$(4,345)	$(2,337)	$3,554	$(4,049)	$(495)

The following table presents the amounts reclassified out of each component of accumulated other comprehensive loss as of December 31, 2017, 2016 and 2015.

	Amount Reclassified from Accumulated Other Comprehensive Loss (a)
	For the year ended December 31,
Details about Accumulated Other Comprehensive Loss Components	2017		2016		2015		Affected Line Item in the Statement Where Net Income is Presented
Unrealized gains (losses) on available-for-sale securities	$12		$19		$(18)		Net gain (loss) on sale of securities
Tax effect	(4)		(6)		6		Income taxes
	8		13		(12)
Amortization of defined benefit pension items
Actuarial losses	(380)	(b)	(326)	(b)	(270)	(b)	Salaries, wages and benefits
Tax effect	133		111		93		Income taxes
	(247)		(215)		(177)
Total reclassifications for the period	$(239)		$(202)		$(189)

(a)	Amounts in parentheses indicate expenses and other amounts indicate income.
(b)	These accumulated other comprehensive income (loss) components are included in the computation of net periodic pension cost.